Income (Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted loss per common share
	For the Years Ended June 30,
	2021	2020	2019
Net (loss) income attributable to Bit Brother Ltd’s (fka Urban Tea, Inc.) Shareholders	$(8,132,886)	$(2,106,600)	$27,555,442
Net loss from continuing operations	$(8,132,886)	$(2,106,600)	$(932,863)
Net income (loss) from discontinued operations	$-	$-	$28,488,305

Weighted Average Shares Outstanding-Basic and Diluted	10,151,051	3,322,733	1,805,515

(Loss) income per share- basic and diluted	$(0.8)	$(0.6)	$15.3
Net loss per share from continuing operations – basic and diluted	$(0.8)	$(0.6)	$(0.5)
Net income (loss) per share from discontinued operations – basic and diluted	$-	$-	$15.8